Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Trade and Other Receivables	Trade and Other Receivables

	December 31, 2019 $	December 31, 2018 $	January 1, 2018 $
Indirect taxes receivable	36,821	3,774	832
Unbilled revenues	31,629	12,653	7,616
Trade receivables	9,660	11,191	7,073
Accrued interest	5,754	5,109	2,015
Other receivables	6,665	8,620	4,403
	90,529	41,347	21,939

Unbilled revenues represent amounts not yet billed to merchants related to subscription fees for Plus merchants, transaction fees and shipping charges, as at the Consolidated Balance Sheet date.

The allowance for doubtful accounts reflects our best estimate of probable losses inherent in our unbilled revenues and trade receivables accounts. The Company determined the allowance based on historical experience and other currently available evidence. Activity in the allowance for doubtful accounts was as follows:

	Years ended
	December 31, 2019 $	December 31, 2018 $
Balance, beginning of the year	1,023	1,642
Provision for uncollectible receivables	2,836	1,355
Write-offs, net of recoveries	(965)	(1,974)
Balance, end of the year	2,894	1,023

Merchant Cash Advances and Loans Receivable

	December 31, 2019	December 31, 2018	January 1, 2018
	$	$	$
Merchant cash advances receivable, gross	131,227	77,653	49,143
Allowance for uncollectible merchant cash advances receivable	(7,241)	(1,767)	(2,042)
Loans receivable, gross	28,547	16,959	—
Allowance for uncollectible loans receivable	(2,361)	(972)	—
Merchant cash advances and loans receivable, net	150,172	91,873	47,101

The following table summarizes the activities of the Company’s allowance for uncollectible merchant cash advances and loans receivable:

	Years ended
	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of the year	2,739	2,042
Provision for uncollectible merchant cash advances receivable	13,257	4,950
Merchant cash advances receivable charged off, net of recoveries	(7,783)	(5,225)
Provision for uncollectible loans receivable	2,655	972
Loans receivable charged off, net of recoveries	(1,266)	—
Balance, end of the year	9,602	2,739